ACQUISITIONS ACQUISITIONS (Details) $ in Thousands	12 Months Ended
Dec. 31, 2014 USD ($) Rate
West Texas LPG and Mesquite Systems [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Cash	$ 13,839
Accounts Receivable	9,132
Other current assets	3,369
Property, plant and equipment	970,359
Fair value of assets acquired	996,699
Accounts payable	(8,621)
Other liabilities	(10,867)
Fair value of liabilities acquired	(19,488)
Less: Fair value of noncontrolling interest	(162,438)
Net assets acquired	814,773
Less: Cash received	(13,839)
Net cash paid for acquisition	$ 800,934
Acquisition date	Nov. 30, 2014
West Texas LPG Pipeline Limited Partnership [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Business Acquisition, Description of Acquired Entity	80 percent interest
Mesquite Pipeline [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Business Acquisition, Percentage of Voting Interests Acquired | Rate	100.00%
Regulated Operation [Member] | West Texas LPG and Mesquite Systems [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment	$ 812,716
Nonregulated Operation [Member] | West Texas LPG and Mesquite Systems [Member]
Acquired Finite-Lived Intangible Assets [Line Items]
Property, plant and equipment	$ 157,643